Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
QUARTERLY FINANCIAL INFORMATION (unaudited)

NOTE 23 — QUARTERLY FINANCIAL INFORMATION (unaudited)

The following is a summary of the unaudited quarterly results of operations. Holdings believes that all adjustments considered necessary for a fair presentation in accordance with generally accepted accounting principles have been included (in millions).

	Successor
	Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012
Net sales	$261.6	$234.6	$249.8	$238.5
Gross profit	67.0	53.1	58.9	59.5
Net income (loss)	6.9	(4.4)	4.8	7.3

	Combined	Successor
	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Net sales	$245.5	$251.9	$254.2	$237.4
Gross profit	41.3	60.2	63.2	53.6
Net income (loss)	(48.1)	5.9	2.0	(6.3)

Holdings’ quarterly results were affected by the gains and (losses) described in Notes 2, 3, 6, 8, 11, 14 and 17. Below is a summary of the gains and (losses). None of these gains and (losses) affected net sales or gross profit. The amounts below are after-tax amounts (in millions):

	Successor
	Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012
Note 3 Restructuring costs	$—	$(2.3)	$(0.4)	$(0.9)
Note 14 Antitrust litigation costs	(0.3)	(0.2)	(0.2)	—

	Combined	Successor
	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Note 2 Merger and acquisition costs	$(8.3)	$(1.5)	$(0.1)	$—
Note 3 Restructuring costs	(0.1)	(0.4)	(0.1)	(0.2)
Note 6 Inventory step-up	(9.6)	(0.3)	—	—
Note 8 Trademark impairment loss	—	—	—	(2.3)
Note 11 Loss on early extinguishment of debt	(14.7)	—	—	—
Note 14 Antitrust litigation costs	(1.9)	(0.4)	(0.4)	(4.9)
Note 14 Patent litigation costs	(0.3)	(0.1)	(0.1)	—
Note 17 Stock-based compensation expense	(9.2)	—	—	—